Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	£ 6,564
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		(115)	(111)
Dividend income		7,515	6,200
Net finance costs		264	170
Profit before taxation		7,664	6,259
Taxation on ordinary activities		(10)	5
Profit for the year		7,654	6,264
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		7,515	6,200
Net finance costs		52	(2)
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(116)	(111)
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		(1)	(1)
Dividend income		0	0
Net finance costs		(52)	(43)
Profit before taxation		(53)	(44)
Taxation on ordinary activities		(9)	19
Profit for the year		(62)	(25)
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		815	709
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(1)	(1)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		(2)	(2)
Dividend income		0	0
Net finance costs		187	63
Profit before taxation		185	61
Taxation on ordinary activities		(21)	1
Profit for the year		164	62
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		732	370
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(2)	(2)
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		0	0
Dividend income		0	0
Net finance costs		0	1
Profit before taxation		0	1
Taxation on ordinary activities		0	0
Profit for the year		0	1
Registered BATCAP bonds | BATNF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		5	3
Dividend income		4,835	4,827
Net finance costs		(500)	(421)
Profit before taxation		4,340	4,409
Taxation on ordinary activities		110	97
Profit for the year		4,450	4,506
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		4,835	4,827
Net finance costs		25	28
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		47	36
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit from operations		1	0
Dividend income		148	164
Net finance costs		0	0
Profit before taxation		149	164
Taxation on ordinary activities		0	0
Profit for the year		149	164
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		148	164
Net finance costs		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		£ 0	£ 0

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.